COMMITMENTS AND CONTINGENCIES (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of contingent liabilities [line items]
Purchase obligations	$ 391,748
Letters of credit	283,871	$ 279,383
Less than one year
Disclosure of contingent liabilities [line items]
Purchase obligations	361,393
One - two years
Disclosure of contingent liabilities [line items]
Purchase obligations	25,313
Two - three years
Disclosure of contingent liabilities [line items]
Purchase obligations	4,228
Three - four years
Disclosure of contingent liabilities [line items]
Purchase obligations	679
Four - five years
Disclosure of contingent liabilities [line items]
Purchase obligations	60
Due in over five years
Disclosure of contingent liabilities [line items]
Purchase obligations	$ 75